Long-term Investments, Net - Summary of Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Long-term Investments [Abstract]
Equity investments using the measurement alternative	¥ 3,141,885		¥ 3,344,465
Equity investments accounted for using the equity method	1,976,323		1,235,289
Investments accounted for at fair value	789,646		922,770
Total	¥ 5,907,854	$ 830,513	¥ 5,502,524